Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business Combination
4. BUSINESS COMBINATION
On May 9, 2025 (the “Acquisition Date”), the Company acquired all of the outstanding shares of Frndly TV, Inc. (“Frndly TV”), a subscription streaming service that offers live TV, on-demand video, and cloud-based DVR for an affordable price. The total purchase consideration (the “Purchase Consideration”) was $169.8 million, consisting primarily of cash of $103.6 million and the fair value of contingent consideration of $65.8 million. The acquisition supports the Company’s focus on growing Platform revenue and Roku-billed subscriptions.
The Company will pay contingent consideration of up to $75.0 million in cash upon the achievement of certain performance metrics and milestones over the two years following the Acquisition Date. See Note 9 to the consolidated financial statements for details on the fair value of the contingent consideration.
The Company incurred $3.6 million in acquisition-related expenses and has recorded them in General and administrative expenses in the consolidated statements of operations.
The allocation of the Purchase Consideration to tangible and intangible assets acquired and liabilities assumed is based on estimated fair values at the Acquisition Date and is as follows (in thousands):

Estimated Fair Value
Assets Acquired
Cash and cash equivalents	$8,481
Accounts receivable	5,610
Prepaid expenses and other assets	432
Operating lease right-of-use asset	640
Intangible assets	46,000
Goodwill:
Advertising	35,475
Subscriptions	112,412
Total assets acquired	209,050
Liabilities Assumed
Accounts payable	5,986
Accrued liabilities	9,918
Deferred revenue	16,956
Operating lease liability	358
Deferred tax liability	6,031
Total liabilities assumed	39,249
Total Purchase Consideration	$169,801
The excess of the total Purchase Consideration over the tangible assets, intangible assets, and liabilities assumed is recorded as goodwill. Goodwill is primarily attributable to expected synergies and economies of scale expected from combining the operations of Roku and Frndly TV. The goodwill recorded is not deductible for tax purposes.
The valuation of the intangible assets acquired from Frndly TV along with their estimated useful lives at the Acquisition Date, is as follows (in thousands, except years):

	Estimated Fair Value	Estimated Weighted-Average Useful Lives (in years)
Customer relationships	$32,000	7.3
Tradename	14,000	5.0
Estimated fair value of acquired intangible assets	$46,000	6.6
The operations of Frndly TV are included in the Company’s operating results beginning on the Acquisition Date. Historical and pro forma disclosures are not required given the size of Frndly TV relative to the Company.